Other financial disclosures	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Financial Disclosures [Abstract]
Other financial disclosures
7	Other financial disclosures

Other financial obligations exist from master purchase agreements for materials with a commitment of kEUR 59,537 (2020: kEUR 9,146) of which kEUR 983 are short-term financial obligations.

There is a financial obligation of kEUR 4,194 (2020: kEUR 3,400) per year from contracted long-term cost allocation agreements and rents with affiliated companies.